Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Estimated Useful Lives	Computer system and equipment
	30 June 2023	30 June 2022
	RM	RM

Cost

As at 1 July	56,017,056	-
Additional	72,383,744	56,017,056
Disposal	(569)	-
As at 30 June	128,400,231	56,017,056

Accumulated depreciation

As at 1 July	(933,859)	-
Additional	(15,859,909)	(933,859)
Disposal	90	-
As at 30 June	(16,793,678)	(933,859)

Net carrying amount	111,606,553	55,083,197

Schedule of Estimated Useful Lives	The estimated useful lives represent common life expectancies applied in the various business segments of the Group. The principal annual rates used are as follows:
Computer system and equipment	10% - 20%